SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares upon exercise
Outstanding at beginning of year	2,263,699	2,255,620
Granted	2,531,837	1,330,500
Vested	(1,153,804)	(1,005,532)
Forfeited	(594,291)	(316,889)
Unvested at end of year	3,047,441	2,263,699
Weighted average share price
Outstanding at beginning of year	$ 4.95	$ 8.52
Granted	2.44	2.47
Vested	2.21	2.19
Forfeited	3.47	2.38
Unvested at end of year	$ 2.69	$ 4.95